Commitments (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Contractual Obligations and Commitments

Contractual obligations and commitments	2021 £m	2020 £m

Contracted for but not provided in the financial statements:

Intangible assets	12,082	12,307

Property, plant and equipment	616	528

Investments	146	153

Purchase commitments	484	746

Pensions	44	88

Interest on loans	7,603	8,309

Future finance charges on leases	153	180

	21,128	22,311